Debt (Tables)	9 Months Ended
Sep. 30, 2017
Debt Disclosure [Abstract]
Components of Debt
As of September 30, 2017 and December 31, 2016, our debt was as follows:

(in thousands of $)	September 30, 2017	December 31, 2016
Golar Arctic facility	67,425	72,900
Golar Viking facility	53,386	57,292
Convertible bonds - 2012	—	218,851
Convertible bonds - 2017	336,899	—
FLNG Hilli facility	375,000	250,000
Hilli shareholder loans	49,066	49,066
$1.125 billion facility	200,919	318,444
ICBC VIE loans*	650,083	674,688
Seal VIE loan*	157,120	157,120
Tundra VIE loan*	198,613	205,145
Crystal VIE loan*	112,000	—
Margin Loan Facility	129,426	—
Total debt	2,329,937	2,003,506
Less: Deferred finance charges, net	(27,388)	(26,308)
Total debt, net of deferred financing costs	2,302,549	1,977,198

* Refer to note 7.